Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities and Other Current Liabilities [Abstract]
Revenue sharing fees	¥ 939,421		¥ 817,792
Bandwidth costs	199,589		167,793
Salaries and welfare	166,012		251,914
Marketing and promotion expenses	65,494		61,210
Deposits from content providers, suppliers and advertising customers	59,982		47,386
Other taxes payable	50,018		40,349
License fees	45,070		48,138
Others	37,335		25,443
Total	¥ 1,562,921	$ 221,217	¥ 1,460,025